Significant Accounting Policies (Details) - Schedule of net revenues from customers	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) - Schedule of net revenues from customers [Line Items]
Percentage of revenue contributed by Customer A		11.00%	16.00%
Percentage of revenue contributed by Customer A [Member]
Significant Accounting Policies (Details) - Schedule of net revenues from customers [Line Items]
Percentage of revenue contributed by Customer A		11.00%	16.00%